Shareholder Fees - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO	Mar. 30, 2024 USD ($)
FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity New York Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none